INCOME TAXES - Schedule Of Deferred Income Tax Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	$ (22,788)	$ (21,545)
Non-capital losses [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	2,421	1,922
Capital losses [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	5	12
Unused tax losses [member] | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	2,336	2,833
Unused tax losses [member] | International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	2,245	2,360
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	$ (29,795)	$ (28,672)